SEGMENT AND GEOGRAPHIC INFORMATION (Details 2) (Accounts receivable, Concentration of Credit Risk, USD $)			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2012 Customer one
Concentration of Risks
Accounts receivable from major customer		$ 0
Number of customers	1
Concentration risk (as a percent)			11.00%